DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Reconciliation Of Forfeited Accounts	The table below provides a reconciliation of the balance of forfeited accounts as of and for the year ended December 31, 2025.

Balance as of December 31, 2024	$174,187
Forfeitures	65,840
Employer matching contributions	(172,468)
Earnings on forfeited account balance	3,997
Administrative expenses	(42,087)
Balance as of December 31, 2025	$29,469